COMMITMENTS AND CONTINGENCIES - Maturity (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Purchase Obligations
2025	¥ 378,922
2026	369,087
2027	267,199
2028	96,923
Thereafter	108,516
Total	¥ 1,220,647